Label	Element	Value
Dividend Growth Portfolio | Dividend Growth Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Dividend Growth Portfolio
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock	Dividend Growth Portfolio – Effective November 1, 2026, the following changes will be made: The Annual Fund Operating Expenses subsection will be deleted and replaced with the following:
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2028
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock	In the Examples subsection, the table will be deleted and replaced with the following:
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

SUPPLEMENT DATED SEPTEMBER 21, 2026

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2026

FOR CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2026, for Class I and Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Dividend Growth Portfolio | Dividend Growth Portfolio | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.67%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.91%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	282
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	496
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,112
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	85
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	282
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	496
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,112
Dividend Growth Portfolio | Dividend Growth Portfolio | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.67%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.71%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	219
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	387
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	875
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	64
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	219
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	387
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 875

[1]	The investment adviser has agreed to waive 0.08% of its management fee through April 30, 2028. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.